SHARE BASED COMPENSATION (Details 1) - USD ($)					12 Months Ended
		Jun. 20, 2017	Jul. 01, 2016	Sep. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value					$ 52,536	$ 618,971	$ 1,547,655
Closing Price Per Share of American Depositary Shares					$ 3.76	$ 1.02
Closing Price Per Share of Ordinary Shares					$ 0.21	$ 0.06
Operating expense [Member] | Continuing operations [Member]
Other disclosures
Share-based compensation					$ 1,067,786	$ 1,097,543	0
Operating expense [Member] | Discontinued operations [Member]
Other disclosures
Share-based compensation					$ 0	$ 0	7,176,600
2011 Plan [Member]
Number of share options
Outstanding at beginning of year					61,038,032
Granted					0
Forfeited and expired					(7,277,510)
Exercised					(1,042,002)
Outstanding at end of year					52,718,520	61,038,032
Vested and expect to vest at end of year					52,718,520
Exercisable at end of year					27,725,820
Weighted average exercise price
Outstanding at beginning of year					$ 0.15
Granted					0
Forfeited and expired					0.2
Exercised					0.01
Outstanding at end of year					0.14	$ 0.15
Vested and expect to vest at end of year					0.14
Exercisable at end of year					0.09
Weighted average grant date fair value
Outstanding at beginning of year					0.18
Granted					0
Forfeited and expired					0.1
Exercised					0.08
Outstanding at end of year					0.2	$ 0.18
Vested and expect to vest at end of year					0.2
Exercisable at end of year					$ 0.28
Weighted average remaining contractual life
Outstanding at end of year					4 years 4 months 17 days	5 years 7 months 13 days
Vested and expect to vest at end of year					4 years 4 months 17 days
Exercisable at end of year					8 months 1 day
Aggregate intrinsic value
Outstanding					$ 793,918	$ 3,844,310
Vested and expect to vest at end of year					793,918
Exercisable					793,918
Other disclosures
Share-based compensation due to modification							7,503,976
Fair value assumptions
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized							$ 327,376
2011 Plan [Member] | Options [Member]
Number of share options
Outstanding at end of year			0.20
Other disclosures
Unvested options				3,312,618
Fair value assumptions
Expected volatility	[1]	41.00%	54.80%
Risk-free interest rate	[2]	1.25%	1.46%
Exercise price	[3]		$ 0.20
Fair value of the underlying ordinary shares	[4]	$ 0.12	$ 0.20	$ 0.38
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options					$ 2,169,647
2011 Plan [Member] | Options [Member] | Minimum [Member]
Fair value assumptions
Expected volatility	[1]			60.30%
Risk-free interest rate	[2]			0.47%
Exercise price	[3]	0.01		$ 0.01
2011 Plan [Member] | Options [Member] | Maximum [Member]
Fair value assumptions
Expected volatility	[1]			65.10%
Risk-free interest rate	[2]			0.88%
Exercise price	[3]	$ 0.20		$ 0.20

[1]	The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.
[2]	Risk free rate is estimated based on yield to maturity of PRC international government bonds with maturity term close to the life of the options.
[3]	The exercise price of the options was determined by the Group’s Board of Directors.
[4]	The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.